Other operating income and expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2023	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Transition services to Polestar Times Technology			$ 26,944		$ 0
Sale of carbon credits		$ 18,616	0		5,628
Sales of plant operation services to a related party		666	10,100		25,202
Reduction of litigation provision, net of insurance		0	2,345		0
Gain on asset grouping sold to a related party		0	0		16,334
Total other operating income		17,632	20,043		15,773
Other operating income		52,413	59,432	[1]	62,937	[1]
Restructuring costs		(67,559)	0		0
Property tax and other state and local tax expenses		(2,296)	(1,248)		(669)
Transition services from Polestar Times Technology			(8,939)		(27,630)
Litigation expense, net of insurance		0	0		(25,676)
Other operating expenses		(16,825)	(13,631)		(4,348)
Total other operating expense		$ (87,810)	$ (23,818)		$ (58,323)
Discontinued operations
Disclosure of attribution of expenses by nature to their function [line items]
Gain on asset grouping sold to a related party	$ 16,334
Cumulative foreign exchange loss	$ 6,636

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).